Financial Information as per operating segments (Details 11) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales revenue external customers		$ 1,678,397,181	$ 1,535,321,041	$ 1,469,989,796
Other income		6,717,902	5,144,154	6,577,244
Net sales		$ 1,698,360,794	$ 1,558,897,708	$ 1,498,371,715
Change %		8.90%	0.00%	0.00%
Cost of sales		$ (798,738,655)	$ (741,819,916)	$ (685,075,251)
% of Net sales		47.00%	47.60%	45.70%
Gross margin		$ 899,622,139	$ 817,077,792	$ 813,296,464
% of Net sales		53.00%	52.40%	54.30%
MSD&A	[1]	$ 668,783,480	$ 619,542,751	$ 612,564,776
% of Net sales		39.40%	39.70%	40.90%
Other operating income (expenses)		$ 4,055,543	$ 3,116,679	$ 4,205,310
Adjusted operating result		$ 227,177,411	$ 192,305,813	$ 213,448,998
Change %		17.10%	0.00%	0.00%
% of Net sales		13.80%	12.90%	13.70%
Net financial expense		$ 19,115,361	$ 14,627,170	$ 15,255,586
Equity and income of associates and joint ventures		(8,914,097)	(5,560,522)	(5,228,135)
Foreign currency exchange differences		(2,563,019)	456,995	957,565
Results as per adjustment units		(110,539)	(2,246,846)	(3,282,736)
Other gains (losses)		(7,716,791)	(8,345,907)	8,512,000
Income before taxes		196,474,395	170,328,270	190,640,106
Tax income (expense)		(48,365,976)	(30,246,383)	(50,114,516)
Net income for year		148,108,419	140,081,887	140,525,590
Non-controlling interests		(18,501,066)	(21,624,399)	(19,717,455)
Net income attributable to equity holders of the parent		129,607,353	118,457,488	120,808,135
Depreciation and amortization		92,199,504	83,528,045	81,566,802
ORBDA	[2]	$ 327,093,706	$ 284,179,765	$ 286,503,800
Change %		15.10%	0.00%	0.00%
% of Net sales		19.30%	18.20%	19.10%

[1]	MSD and A, included Marketing, Selling, Distribution and Administrative expenses.
[2]	ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).